Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities
Net income	$ (845)	$ 6,835	$ 2,779	$ 15,511	$ 17,140
Depreciation and impairment	1,240	1,252	3,612	3,632	4,897
Financial expenses (income), net	41	580	(173)	(67)	672
Cost of share-based payment	134	265	504	853	977
Taxes on income		348		1,144	1,425
Loss (gain) from sale of property and equipment		(1)		(7)	(7)
Change in employee benefit liabilities, net	38	(5)	61	(7)	201
Adjustments to the profit or loss items	1,453	2,439	4,004	5,548	8,165
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	1,200	(8,956)	(4,446)	(5,540)	1,332
Decrease (increase) in other accounts receivables	(73)	231	1,556	972	115
Decrease (Increase) in inventories	(3,562)	5,028	(5,963)	555	1,157
Increase in deferred expenses	(2,397)	(1,553)	(4,759)	(2,464)	(3,085)
Increase (decrease) in trade payables	1,586	(7,769)	2,725	(10,488)	(9,560)
Increase (decrease) in other accounts payables	(683)	740	(1,482)	426	1,736
Decrease in deferred revenues	550	397	1,550	1,190	1,204
Total Changes in asset and liability	(3,379)	(11,882)	(10,819)	(15,349)	(7,101)
Cash received (paid) during the period for:
Interest paid	(32)	(51)	(139)	(158)	(209)
Interest received	140	290	357	891	1,211
Taxes paid	(9)	(13)	(32)	(87)	(101)
Cash received (paid) during the year	99	226	186	646	901
Net cash provided by (used in) operating activities	(2,672)	2,382	(3,850)	6,356	19,105
Cash Flows from Investing Activities
Proceeds of investment in short term investments, net	36,116		39,083	(15,646)	(7,646)
Purchase of property and equipment and intangible assets	(1,523)	(1,471)	(2,986)	(3,372)	(5,488)
Proceeds from sale of property and equipment		1		7	7
Acquisition of subsidiary (LLC), net			(1,404)
Net cash provided by (used in) investing activities	34,593	(1,470)	34,693	(19,011)	(13,127)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	4	41	14	61	64
Repayment of lease liabilities	(308)	(275)	(903)	(815)	(1,103)
Repayment of long-term loans	(15)	(127)	(221)	(373)	(492)
Proceeds from issuance of ordinary shares, net				24,894	24,895
Net cash provided by (used in) financing activities	(319)	(361)	(1,110)	23,767	23,364
Exchange differences on balances of cash and cash equivalent	(178)	(699)	(90)	(1,287)	(1,807)
Increase (decrease) in cash and cash equivalents	31,424	(4,912)	29,643	9,825	27,535
Cash and cash equivalents at the beginning of the period	68,416	57,399	70,197	42,662	42,662
Cash and cash equivalents at the end of the period	99,840	52,487	99,840	52,487	70,197
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	181	194	769	539	539
Purchase of property and equipment	$ 352	$ 973	$ 352	$ 973	$ 722